RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of directors and key management compensation

		For the year ended
	December 31,	December 31,
	2022	2021
Management and consulting fees	$559,591	$12,206
Share-based compensation	136,148	—
Directors’ fees	44,380	—
	$740,119	$12,206

Compensation	2021	2020
	$	$
Management fees (i)	6,000	2,000
Accounting fees (ii)	9,300	—
Share-based payments (iii)	—	1,807,450
	15,300	1,809,450

(i)Management fees are compensation paid to an officer of the Company.

(ii)Accounting fees are fees paid to the CFO for preparation of the financial statements.

(iii)Share-based payment is the fair value of options granted and vested.